CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 98,351	$ 89,086	$ 106,673	$ 95,835	$ 96,129	$ 118,730	$ 132,271
Restricted cash	675,138		767,359			773,254
Receivables, less allowance for credit losses	11,086,786		9,386,549			8,627,213
Equipment on operating leases, net	738,517		647,617			613,893
TOTAL	13,025,824		11,901,151			10,883,489	4,814,279
Short-term debt (including current maturities of long-term debt)	4,794,087		4,796,035			3,875,932
Long-term debt	5,215,730		4,587,773			4,043,897
TOTAL			8,218,036			7,412,100
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	58,744		39,309			42,246
Restricted cash	675,038		738,478			743,931
Receivables, less allowance for credit losses	8,398,137		7,823,615			7,029,265
Equipment on operating leases, net	104,179		94,018			89,556
TOTAL	9,177,354		8,656,111			7,862,752
Short-term debt (including current maturities of long-term debt)	4,631,998		4,583,407			3,547,338
Long-term debt	4,313,369		3,634,629			3,864,762
TOTAL	$ 8,945,367		$ 8,218,036			$ 7,412,100